CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Mortgage-backed securities held to maturity, approximate market value (in dollars)	$ 3,230	$ 3,772
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	6,834,803	7,596,557